Demerger of the Ice Cream Business (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Information regarding Discontinued Operations	The total results from discontinued operations are as follows:

€ million	First Half
Total results from discontinued operations (Ice Cream)	2026	2025
Turnover	44	4,621
Operating (loss)/profit	(14)	553
(Loss)/Profit before tax from discontinued operations	(15)	518
Taxation	4	(118)
(Loss)/Profit after taxation from discontinued operations	(11)	400
Gain on disposal of discontinued operations	299	—
Profit after taxation from discontinued operations	288	400
Attributable to:
Non-controlling interests	(4)	13
Shareholders’ equity	292	387
Earnings per share from discontinued operations (€)	0.13	0.18
Diluted earnings per share from discontinued operations (€)	0.13	0.18